Annual Total Returns - VIPStockSelectorAllCap-InitialServiceService2PRO - VIPStockSelectorAllCap-InitialServiceService2PRO - VIP Stock Selector All Cap Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2021
VIP Stock Selector All Cap Portfolio - Initial Class
Bar Chart Table:
Annual Return 2022	(19.42%)
Annual Return 2023	27.23%